Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	81,875,000	31,875,000
Common stock, shares outstanding (in shares)	39,741,204	11,310,073
Treasury stock, shares held in treasury (in shares)	35,869	1,934,092